Offerings	Nov. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, consisting of
Amount Registered | shares	643,382
Proposed Maximum Offering Price per Unit	2.72
Maximum Aggregate Offering Price	$ 1,749,999.04
Fee Rate	0.0087%
Amount of Registration Fee	$ 152.25
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	643,382
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock
Amount Registered | shares	643,382
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee. (3) No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Pre-Funded Warrants
Amount Registered | shares	643,382
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Warrants to purchase shares of Common Stock
Amount Registered | shares	1,646,764
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee. (3) No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Warrants
Amount Registered | shares	1,646,764
Proposed Maximum Offering Price per Unit	6.80
Maximum Aggregate Offering Price	$ 11,197,995.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 974.23
Offering Note	Represents only the additional number of Units being registered and includes 360,000 option warrants that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-299744), as amended. Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). The Registrant previously registered securities at an aggregate offering price not to exceed $70,500,000, which was declared effective by the Securities and Exchange Commission on November 3, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $12,947,994.24 is hereby registered, which includes the Warrants to purchase 360,000 shares of Common Stock purchased by the underwriters upon exercise of their over-allotment option and the shares of Common Stock issuable upon exercise of such Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Common Stock of Parabolic Technologies, Inc. (the "Registrant") that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other transaction effected without the Registrant's receipt of consideration that results in an increase in the number of outstanding shares of Registrant's Common Stock. (2) Estimated solely for the purpose of calculating the registration fee. (4) The exercise price of each Warrant is equal to 250% of the offering price per Unit.